Rights of use of assets (Details 2) - ARS ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Total depreciation of right-of-use assets	$ 88	$ 3,135
Real Estate [Member]
Statement [Line Items]
Total depreciation of right-of-use assets	78	2,119
Other [Member]
Statement [Line Items]
Total depreciation of right-of-use assets	10	531
Telecommunications [Member]
Statement [Line Items]
Total depreciation of right-of-use assets	$ 0	$ 485